INVESTMENT IN REAL ESTATE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Real Estate [Abstract]
INVESTMENT IN REAL ESTATE

NOTE 9 – INVESTMENT IN REAL ESTATE

At March 31, 2018 and December 31, 2017, investment in real estate consisted of the following:

	Useful life	March 31, 2018	December 31, 2017
Commercial real property	39 Years	$7,708,571	$7,708,571
Less: accumulated depreciation		(116,619)	(84,814)
		$7,591,952	$7,623,757

For the three months ended March 31, 2018 and 2017, depreciation expense of this commercial real property amounted to $31,805 and $0, which was included in real property operating expenses.

NOTE 9 – INVESTMENT IN REAL ESTATE

At December 31, 2017 and 2016, investment in real estate consisted of the following:

	Useful life	December 31, 2017	December 31, 2016
Commercial real property	39 Years	$7,708,571	$—
Less: accumulated depreciation		(84,814)	—
		$7,623,757	$—

For the year ended December 31, 2017, depreciation expense of this commercial real property amounted to $84,814, which was included in real property operating expenses.